Interest Bearing Loans and Borrowings - Schedule of Interest Bearing Loans and Borrowings (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Line Items]
Unsecured bank loans, current	¥ 10,000	¥ 5,000
Unsecured other borrowings, current	50,000	50,000
Unsecured borrowing, current	¥ 60,000	¥ 55,000
Unsecured Bank Loans
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate	4.25%	(5.23%)
Unsecured Other Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate	12.00%
Maturity	September 19, 2021	September 19, 2020